Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1.	Description of Business and Basis of Presentation
Description of Business
Ambrx Biopharma Inc. (Ambrx or the Company) is a clinical-stage biologics company focused on discovering and developing a novel class of engineered precision biologics using its proprietary expanded genetic code technology platform that allows it to incorporate, in a site-specific manner, synthetic amino acids that do not exist in nature, into proteins within living cells.
Ambrx commenced its operations in the United States in January 2003 when Ambrx Inc. (Ambrx US), was incorporated in Delaware. In May 2015, Ambrx incorporated under the laws of the Cayman Islands and has become the ultimate holding company (Ambrx Cayman) through a series of transactions. As of the date of these consolidated financial statements, the Company owned 100% of Shanghai Ambrx Biopharma Company Limited (Ambrx Shanghai) (see
Reorganization
discussion below) and Biolaxy Pharmaceutical Hong Kong Limited, a company incorporated in Hong Kong (Ambrx HK). Ambrx HK owned 100% of Ambrx US, and Ambrx US owned 100% of Ambrx Australia Pty Limited (Ambrx AU), a company incorporated in Australia. Ambrx US is based in San Diego, California.
Prior to Ambrx Shanghai becoming a wholly owned subsidiary (see
Reorganization
discussion below), the Company had recognized redeemable noncontrolling interests in its consolidated financial statements for the 11% it did not directly own. As of June 30, 2021, the Company no longer recognizes redeemable noncontrolling interests in its consolidated financial statements.
Reorganization
During the second quarter of 2021, the Company completed a reorganization of its corporate structure (the Reorganization). The Reorganization primarily related to the Company’s redeemable noncontrolling interests (RNCI), which represented the approximately 11% equity interest in the Company’s subsidiary, Ambrx Shanghai, that was not attributable, either directly or indirectly, to the Company, and was recognized separately from the Company’s controlling interest within its consolidated financial statements.
In April 2021, the Company purchased all outstanding shares of Ambrx HK from Ambrx Shanghai for an aggregate purchase price of $
190.0
million, through the issuance of a promissory note to Ambrx Shanghai by Ambrx for the purchase price. This promissory note was settled in the first quarter of 2022, through the payment of $
24.0
million in cash by Ambrx to Ambrx Shanghai and a capital reduction in Ambrx Shanghai of $
166.0
million (the Loan Settlement and Capital Reduction). In connection with the Loan Settlement and Capital Reduction, the Company paid approximately $
1.0
million in fees and interest in connection with the credit facility utilized by Ambrx to effect the capital reduction in Ambrx Shanghai.
As a result of these common control transactions, Ambrx Shanghai and Ambrx HK both became wholly owned subsidiaries of Ambrx in April 2021.
In connection with the Reorganization, the Company and the approximately
11
% minority shareholders of Ambrx Shanghai (the Shanghai Shareholders) signed the Reorganization agreements dated March 23, 2021; as amended in April 2021. During the second quarter of 2021, in accordance with the Reorganization agreements, the Company (a) paid the Shanghai Shareholders an aggregate of approximately $
21.0
 million for the purchase of Company’s RNCI, and (b) sold to certain of the Shanghai Shareholders an aggregate of
2,004,879
ordinary shares for aggregate gross proceeds of approximately $
2.1
 million.
Prior to the execution of the Reorganization agreements, the Company’s RNCI was classified outside of permanent equity because, upon certain contingent events that were not solely within the Company’s control, it may have been required to purchase the RNCI. Through December 31, 2020, the Company did not adjust the carrying value of the RNCI to its redemption value since a certain contingent event was not probable of occurrence. Through March 31, 2021, revenues, expenses, gains, losses, net loss and other comprehensive loss were reported in the consolidated financial statements at the consolidated amounts, which included the amounts attributable to both the controlling and redeemable noncontrolling interests.
Upon execution of the Reorganization agreements, the Company’s RNCI became mandatorily redeemable as the Company became contractually obligated to purchase the RNCI. Therefore, the Company reclassified the RNCI from outside of permanent equity to a current liability upon which the RNCI was no longer subject to allocation of losses or other comprehensive losses. The Company identified two forward contracts embedded within the RNCI (the Forward Contracts). The first forward contract is the forward purchase contract for the Company to purchase all the RNCI from the Shanghai Shareholders for a fixed price of $
36.7
 million (the Forward Purchase Contract), and the second forward contract is the forward sale contract for the Company to sell a fixed number of ordinary shares to the Shanghai Shareholders for a fixed price of $
36.0
 million (the Forward Sale Contract).
The Forward Contracts were determined to be embedded in the Company’s RNCI (the Combined RNCI). Upon the execution of the Reorganization agreements, the Combined RNCI was reclassified from temporary equity to a current liability at fair value of $43.4 million in the Company’s consolidated balance sheets. The initial fair value of the Combined RNCI was determined using level three inputs including equity value of the Company determined using combinations of income and market approaches and estimated expiration term. Subsequent changes in fair value of the Combined RNCI were recorded as a component of other (expense) income, net, in the consolidated statements of operations and comprehensive loss until the liability was fully settled in June 2021.
In April 2021, the Company and the Shanghai Shareholders amended the Reorganization agreements to reduce the purchase price of both the Forward Purchase Contract and the Forward Sale Contract by $15.7 million (the Amendment). The Amendment resulted in a $0.3 million decrease in the fair value of the Combined RNCI liability.
During 2021, the Company recorded a $3.9 million loss in changes in fair value associated with the Combined RNCI. Upon the $21.0 million cash settlement of the RNCI during the second quarter of 2021, the Forward Sale Contract was determined to meet the scope exception in ASC
815-10
–
Derivatives and Hedging
for equity classification and was determined to be an equity classified freestanding financial instrument in accordance with ASC 480 –
Distinguishing Liabilities from Equity
. Accordingly, the Company reclassified the fair value associated with the Forward Sale Contract of $26.3 million to additional paid-in-capital
in the consolidated balance sheets.
Initial Public Offering
In June 2021, the Company completed its initial public offering (the IPO) of 7,000,000 American depository shares (ADS) at an offering price of $18.00 per ADS. Each ADS represents seven ordinary shares. Proceeds from the IPO were approximately $113.2 million, net of underwriting discounts and commissions of $8.8 million and offering-related transaction costs, including direct legal, accounting and other professional fees incurred of approximately $4.0 million. In connection with the IPO, the Company’s outstanding convertible preferred shares were automatically converted into 193,511,558 ordinary shares and were reclassified into permanent shareholders’ equity. Following the IPO, there were no convertible preferred shares outstanding.
In July 2021, the underwriters exercised their overallotment option to purchase 892,831 ADS at the initial offering price of $18.00 for net proceeds to the Company of $14.9 million after underwriters’ discounts.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Company’s
consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The Company’s operating currency is the U.S. Dollar. Prior to June 30, 2021, in general, the functional currency of the Company’s subsidiaries is the U.S. Dollar; however, for Ambrx Shanghai the functional currency was the local currency. Consequently, through June 30, 2021, assets and liabilities for Ambrx Shanghai were translated into U.S. Dollars, and the effects of foreign currency translation adjustments were included as a component of accumulated other comprehensive loss within the Company’s consolidated statements of changes in redeemable noncontrolling interests, convertible preferred shares and shareholders’ equity (deficit). Effective July 1, 2021, the functional currency for all the Company’s subsidiaries is the USD. As such, the Company no longer recognizes translation adjustments as a component of accumulated other comprehensive loss, rather all adjustments are recorded in other expense, net, in the consolidated statements of operations and comprehensive loss.
Liquidity and Capital Resources
The Company has incurred net operating losses and negative cash flows from operations since its incorporation in 2015 and had an accumulated deficit of $213.6 million as of December 31, 2021. As of December 31, 2021, the Company had cash and cash equivalents of $170.1 million. Management believes its existing financial resources are sufficient to continue operating activities for at least 12 months past the issuance date of these financial statements. Future capital requirements will depend on many factors, including the timing and extent of spending on research and development (R&D) activities and the market acceptance of the Company’s products, if approved.
Until such time the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through public or private equity or debt financings or other capital sources, which may include strategic collaborations or other arrangements with third parties. The Company may be unable to raise additional funds or enter into such other agreements or arrangements when needed on favorable terms, or at all. If the Company is unable to raise capital or enter into such agreements as and when needed, the Company may have to significantly delay, scale back or discontinue the development or commercialization of one or more of its product candidates. Insufficient liquidity may also require the Company to relinquish rights to product candidates at an earlier stage of development or on less favorable terms than the Company would otherwise choose. The Company’s ability to raise additional funds may be adversely impacted by potential worsening global economic conditions and disruptions to and volatility in the credit and financial markets in the United States and worldwide resulting from the ongoing
COVID-19
pandemic and Delta variant or otherwise.